Equity - Common Stock Repurchase (Details) - USD ($) shares in Millions	12 Months Ended		24 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Sep. 01, 2016
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Value, Acquired, Cost Method	$ 125,000,000	$ 831,000,000
Repurchases Authorized by the BOD
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Authorized Amount	$ 1,250,000,000		$ 1,250,000,000
Treasury Stock, Shares, Acquired			49
Treasury Stock, Value, Acquired, Cost Method			$ 956,000,000